Redeemable Convertible Preferred Stock and Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Key Inputs Used in the Fair Value Calculation of Share Purchase Option	The following table represents the key inputs used in the fair value calculation as of the date of exercise (February 20, 2019):

Risk free interest rate	2.50%
Time to exit (in years)	3
Expected volatility	40.90%
Expected dividend yield	0.00%
Fair value of Share Purchase Option (per share)	$2.87

Common Stock Reserved For Future Issuance
As of September 30, 2021, the Company had reserved the following shares of common stock for future issuance:

Options outstanding	7,064,945
Options reserved for future issuance	12,730,521
Restricted stock outstanding	156,852
Restricted stock units	164,487
Total authorized shares of common stock reserved for future issuance	20,116,805

As of December 31, 2020, the Company had reserved the following shares of common stock for future issuance:

Conversion of Series A Preferred Stock	10,138,200
Conversion of Series A-1 Preferred Stock	5,512,800
Conversion of Series B Preferred Stock	14,044,200
Options reserved for future issuance	1,938,321
Options outstanding	7,611,258
Restricted stock outstanding	156,852
Total authorized shares of common stock reserved for future issuance	39,401,631